Schedule I - Condensed Financial Information of Parent (Guarantees and Letters of Credit) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) agreement
Condensed Financial Statements, Captions [Line Items]
Obligations number of agreements | agreement	140
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,693
Guarantees [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Obligations number of agreements | agreement	81
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,400
Standby Letters of Credit [Member] | Minimum
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.00%
Standby Letters of Credit [Member] | Maximum
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	3.00%
Guarantee Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Obligations number of agreements | agreement	81
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,406
Guarantee Obligations [Member] | Minimum
Condensed Financial Statements, Captions [Line Items]
Loss Contingency, Estimate of Possible Loss	1
Guarantee Obligations [Member] | Maximum
Condensed Financial Statements, Captions [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 400
Unsecured Debt [Member] | Financial Standby Letter of Credit [Member]
Condensed Financial Statements, Captions [Line Items]
Obligations number of agreements | agreement	39
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 128
Unsecured Debt [Member] | Financial Standby Letter of Credit [Member] | Minimum
Condensed Financial Statements, Captions [Line Items]
Loss Contingency, Estimate of Possible Loss	1
Unsecured Debt [Member] | Financial Standby Letter of Credit [Member] | Maximum
Condensed Financial Statements, Captions [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 36
Secured Debt [Member] | Standby Letters of Credit [Member]
Condensed Financial Statements, Captions [Line Items]
Obligations number of agreements | agreement	2
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 123
Secured Debt [Member] | Financial Standby Letter of Credit [Member]
Condensed Financial Statements, Captions [Line Items]
Obligations number of agreements | agreement	16
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 34
Secured Debt [Member] | Financial Standby Letter of Credit [Member] | Minimum
Condensed Financial Statements, Captions [Line Items]
Loss Contingency, Estimate of Possible Loss	1
Secured Debt [Member] | Financial Standby Letter of Credit [Member] | Maximum
Condensed Financial Statements, Captions [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 15